FINANCIAL RISK MANAGEMENT - Schedule of financial liabilities at carrying and fair value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at the beginning of period	$ 112,313
Changes in liabilities arising from financing activities [abstract]
Interest payments	(6,197)
Principal repayments	(4,245)
Movements from financing cash flows	(10,442)
New leases, remeasurements and disposals	(10,743)
Accrued interest	10,815
Currency translation	13,833
Total other movements	13,904
Liabilities arising from financing at the end of the period	115,775	$ 112,313
Convertible Bond (incl. equity component)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at the beginning of period	82,399
Changes in liabilities arising from financing activities [abstract]
Interest payments	(5,067)
Principal repayments	0
Movements from financing cash flows	(5,067)
New leases, remeasurements and disposals	0
Accrued interest	9,685
Currency translation	11,038
Total other movements	20,723
Liabilities arising from financing at the end of the period	98,056	82,399
Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at the beginning of period	29,914
Changes in liabilities arising from financing activities [abstract]
Interest payments	(1,130)
Principal repayments	(4,245)
Movements from financing cash flows	(5,376)	(5,149)
New leases, remeasurements and disposals	(10,743)
Accrued interest	1,130	1,141
Currency translation	2,794
Total other movements	(6,819)
Liabilities arising from financing at the end of the period	$ 17,719	$ 29,914